INVENTORIES (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016
Inventory [Line Items]
Raw Materials	$ 169,173	$ 0
Work in Progress	25,400	0
Inventory, Net	$ 194,573	$ 0